Condensed Consolidated Statements of Capital Deficit (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Common Stock
Beginning Balance	$ 17,963,265	$ 16,586,067	$ 16,586,067	$ 15,935,039
Balance (in Shares)	86,328,952	79,255,728	79,255,728	76,019,706
Shares issued on exercise of options	$ 167,736			$ 100,000
Shares issued on exercise of options (Shares)	980,000
Shares issued pursuant to the exercise of stock options				9,185
Shares issued pursuant to the exercise of stock options (shares)	$ 167,736			$ 100,000
Shares issued as a debt discount	$ 200,756		$ 409,031	$ 168,000
Shares issued as a debt discount (shares)	852,562		1,832,108	772,760
Shares issuable as a debt discount
Shares issued to settle accounts payable and accrued liabilities			$ 963,718	$ 466,272
Shares issued to settle accounts payable and accrued liabilities (shares)			5,216,116	2,363,262
Transfer of value on exercise of stock options				$ 7,571
Shares issued on exercise of warrants	$ 132,838		$ 4,449
Shares issued on exercise of warrants (shares)	1,170,084		25,000
Share-based payments - vesting
Reallocation on exercise of options	70,726
Reallocation on exercise of warrants	108,784
Loss for the period
Ending Balance	$ 18,644,105		$ 17,963,265	$ 16,586,067
Balance (in Shares)	89,331,598		86,328,952	79,255,728
Commitment to Issue Shares
Beginning Balance	$ 81,112	$ 136,735	$ 136,735	$ 79,223
Shares issued on exercise of options
Shares issued pursuant to the exercise of stock options (shares)
Shares issued as a debt discount			(136,735)	(79,223)
Shares issuable as a debt discount	(81,112)		81,112	136,735
Shares issued on exercise of warrants
Share-based payments - vesting
Reallocation on exercise of options
Reallocation on exercise of warrants
Loss for the period
Ending Balance			81,112	136,735
Additional Paid-In Capital
Beginning Balance	1,839,639	1,827,780	1,827,780	1,548,395
Shares issued on exercise of options
Shares issued pursuant to the exercise of stock options (shares)
Shares issued as a debt discount
Shares issuable as a debt discount
Shares issued to settle accounts payable and accrued liabilities			19,892	57,594
Transfer of value on exercise of stock options				(7,571)
Shares issued on exercise of warrants
Share-based payments - vesting	155,223		3,333	229,362
Reallocation of vested options to liabilities			(11,366)
Reallocation on exercise of options	(70,726)
Reallocation on exercise of warrants
Loss for the period
Ending Balance	1,924,136		1,839,639	1,827,780
Accumulated Deficit
Beginning Balance	(31,357,511)	(26,755,665)	(26,755,665)	(24,748,829)
Shares issued on exercise of options
Shares issued pursuant to the exercise of stock options (shares)
Shares issued as a debt discount
Shares issuable as a debt discount
Shares issued on exercise of warrants
Share-based payments - vesting
Reallocation on exercise of options
Reallocation on exercise of warrants
Loss for the period	(3,724,839)		(4,601,846)	(2,006,836)
Ending Balance	(35,082,350)		(31,357,511)	(26,755,665)
Beginning Balance	$ (11,473,495)	$ (8,205,083)	$ (8,205,083)	$ (7,186,172)
Balance (in Shares)	86,328,952	79,255,728	79,255,728
Shares issued on exercise of options	$ 167,736
Shares issued pursuant to the exercise of stock options			1,200,000	9,185
Shares issued pursuant to the exercise of stock options (shares)	167,736
Shares issued as a debt discount	200,756		$ 272,296	$ 88,777
Shares issuable as a debt discount			81,112	136,735
Shares issued to settle accounts payable and accrued liabilities			983,610	$ 523,866
Shares issued on exercise of warrants	132,838		4,449
Shares issued on exercise of warrants (shares)				(100,000)
Share-based payments - vesting			3,333	$ 229,362
Reallocation of vested options to liabilities			(11,366)
Reallocation on exercise of options
Reallocation on exercise of warrants	(108,784)		70,729	176,493
Loss for the period	(3,724,839)	$ (3,734,529)	(4,601,846)	(2,006,836)
Ending Balance	$ (14,514,109)		$ (11,473,495)	$ (8,205,083)
Balance (in Shares)	89,331,598		86,328,952	79,255,728